ALLIANCE
                                -----------------
                                VARIABLE PRODUCTS
                                -----------------
                                   SERIES FUND
                                -----------------
                                 NORTH AMERICAN
                                -----------------
                                GOVERNMENT INCOME
                                -----------------
                                    PORTFOLIO
                                -----------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

                                   (UNAUDITED)

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                       Prinicpal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
ARGENTINA-19.6%
GOVERNMENT
   OBLIGATIONS-19.6%
Republic of Argentina
   Pensioner-Bocon
   Pre I FRN
   2.8068%, 7/03/00.........................  ARS           65       $    63,167
   Supplier-Bocon
   Pro I FRN
   2.8068%, 7/03/00 ........................             8,577         5,944,534
                                                                     -----------
Total Argentinian Securities
   (cost $6,159,174) .......................                           6,007,701
                                                                     -----------
CANADA-6.8%
GOVERNMENT/AGENCY
   OBLIGATIONS-6.8%
Government of Canada
   6.50%, 6/01/04...........................  CA$          850           583,898
Province of British
   Columbia
   8.00%, 9/08/23 ..........................               400           320,378
Province of Manitoba
   7.75%, 12/22/25 .........................               450           353,475
Province of Ontario
   8.25%, 12/01/05 .........................               275           203,147
Province of Quebec
   7.75%, 3/30/06 ..........................               325           234,527
Province of Saskatchewan
   9.60%, 2/04/22 ..........................               400           367,622
                                                                     -----------
Total Canadian Securities
   (cost $1,973,630) .......................                           2,063,047
                                                                     -----------
MEXICO-23.3%
GOVERNMENT/AGENCY
   OBLIGATIONS-23.3%
Mexican Treasury Bills (a)
   21.10%, 3/22/01..........................  MXP       68,820         6,216,310
   39.83%, 7/13/00 .........................             3,562           359,600
Nacional Financiera SNC
   22.00%, 5/20/02 (b) .....................             5,000           549,716
                                                                     -----------
Total Mexican Securities
   (cost $7,293,978) .......................                           7,125,626
                                                                     -----------
UNITED STATES-48.7%
FEDERAL/AGENCY
   OBLIGATIONS-0.9%
Federal Home Loan Bank
   7.26%, 9/06/01...........................  US$          200           200,406
Government National
   Mortgage Association
   9.00%, 9/15/24 ..........................                55            56,610
                                                                     -----------
                                                                         257,016
                                                                     -----------
U.S. TREASURY
   SECURITIES-38.0%
U.S. Treasury Notes
   5.625%, 5/15/08 .........................             6,800         6,559,892
   7.00%, 7/15/06 ..........................             2,400         2,487,000
   7.25%, 8/15/04 ..........................             2,500         2,584,775
                                                                     -----------
                                                                      11,631,667
                                                                     -----------
TIME DEPOSIT-9.8%
Societe Generale
   7.00%, 7/03/00 ..........................             3,000         3,000,000
                                                                     -----------
Total United States
   Securities
   (cost $15,479,676) ......................                          14,888,683
                                                                     -----------
TOTAL INVESTMENTS-98.4%
   (cost $30,906,458) ......................                          30,085,057
Other assets
   less liabilities-1.6% ...................                             498,993
NET ASSETS-100% ............................                         $30,584,050
                                                                     ===========

--------------------------------------------------------------------------------

(a)   Interest rate represents annualized yield to maturity at purchase date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2000, the aggregate market value of this security amounted to $549,716 or 1.8% of net assets.

      Glossary:

      FRN - Floating Rate Note

      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $30,906,458) .....    $ 30,085,057
   Cash .......................................................         165,424
   Interest receivable ........................................         259,962
   Receivable for investment securities sold ..................         114,411
                                                                   ------------
   Total assets ...............................................      30,624,854
                                                                   ------------
LIABILITIES
   Advisory fee payable .......................................          16,970
   Accrued expenses ...........................................          23,834
                                                                   ------------
   Total liabilities ..........................................          40,804
                                                                   ------------
NET ASSETS ....................................................    $ 30,584,050
                                                                   ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ......................................    $      2,579
   Additional paid-in capital .................................      29,901,169
   Undistributed net investment income ........................       1,218,980
   Accumulated net realized gain on investments and
   foreign currency transactions ..............................         282,885
   Net unrealized depreciation of investments and
   foreign currency denominated assets
      and liabilities .........................................        (821,563)
                                                                   ------------
                                                                   $ 30,584,050
                                                                   ============
Class A Shares
   Net assets .................................................    $ 30,584,050
                                                                   ============
   Shares of capital stock outstanding ........................       2,579,354
                                                                   ============
   Net asset value per share ..................................    $      11.86
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ....................................................    $ 1,520,363
                                                                    -----------
EXPENSES
   Advisory fee ................................................         98,322
   Custodian ...................................................         46,308
   Administrative ..............................................         31,500
   Audit and legal .............................................          3,418
   Directors' fees .............................................            616
   Transfer agency .............................................            472
   Printing ....................................................             74
   Miscellaneous ...............................................          1,060
                                                                    -----------
   Total expenses ..............................................        181,770
   Less: expenses waived and reimbursed ........................        (38,068)
                                                                    -----------
   Net expenses ................................................        143,702
                                                                    -----------
   Net investment income .......................................      1,376,661
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions ................        195,634
   Net realized gain on foreign currency transactions ..........         93,306
   Net change in unrealized appreciation/depreciation of:
      Investments ..............................................       (235,819)
      Foreign currency denominated assets and liabilities ......           (413)
                                                                    -----------
   Net gain on investments and foreign currency transactions ...         52,708
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 1,429,369
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                         Six Months Ended   Year Ended
                                                                           June 30, 2000   December 31,
                                                                            (unaudited)        1999
                                                                           ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...............................................   $  1,376,661    $  2,960,392
   Net realized gain on investments and foreign currency transactions ..        288,940         191,057
   Net change in unrealized appreciation/depreciation of investments and
      foreign currency denominated assets assets and liabilities .......       (236,232)       (569,235)
                                                                           ------------    ------------
   Net increase in net assets from operations ..........................      1,429,369       2,582,214
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ..........................................................     (2,266,836)     (2,352,761)
   Net realized gain on investments
      Class A ..........................................................       (436,838)       (303,946)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) .............................................      2,447,799      (2,573,513)
                                                                           ------------    ------------
   Total increase (decrease) ...........................................      1,173,494      (2,648,006)
NET ASSETS
   Beginning of period .................................................     29,410,556      32,058,562
                                                                           ------------    ------------
   End of period (including undistributed net investment income of
      $1,218,980, and $2,109,155, respectively) ........................   $ 30,584,050    $ 29,410,556
                                                                           ============    ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The North American Government Income Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the government of the United States, Canada, or Mexico, their political subdivisions (including Canadian provinces, but excluding States of the United States), agencies, instrumentalities or authorities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Net realized gains and losses on foreign currency trans actions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions

Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .65% of the Portfolio's average daily net assets.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, such waivers/reimbursements amounted to $38,068.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for

                                          Alliance Variable Products Series Fund
================================================================================

its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

There were no purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000.

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ...................................   $ 159,995
Gross unrealized depreciation ...................................    (981,396)
                                                                    ---------
Net unrealized depreciation .....................................   $(821,401)
                                                                    =========

1. Forward Exchange Currency Contracts

All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

At June 30, 2000, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2000.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                            -----------------------------------------    -----------------------------------------
                                                              Shares                                      Amount
                                            -----------------------------------------    -----------------------------------------
                                              Six Months Ended         Year Ended         Six Months Ended         Year Ended
                                                June 30, 2000         December 31,          June 30, 2000         December 31,
                                                 (unaudited)              1999               (unaudited)              1999
                                            -------------------   -------------------    -------------------   -------------------
Class A
Shares sold.............................               337,896               483,931      $       4,252,574     $       5,974,758
Shares issued in reinvestment of
   dividends and distributions..........               229,904               226,103              2,703,674             2,656,706
Shares redeemed.........................              (355,940)             (898,014)            (4,508,449)          (11,204,977)
                                             -----------------     -----------------      -----------------     -----------------
Net increase (decrease).................               211,860              (187,980)     $       2,447,799     $      (2,573,513)
                                             =================     =================      =================     =================

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          --------------------------------------------------------------------------------------
                                                                                  Class A
                                          --------------------------------------------------------------------------------------
                                            Six Months
                                               Ended                              Year Ended December 31,
                                           June 30, 2000 -----------------------------------------------------------------------
                                            (unaudited)      1999           1998           1997          1996           1995
                                          -------------  -------------  ------------  -------------  ------------- -------------
Net asset value, beginning of period....     $ 12.42        $ 12.55       $ 12.97        $ 12.38        $10.48        $  8.79
                                             -------        -------       -------        -------        ------        -------

Income From Investment Operations

Net investment income (a)(b)............         .57           1.22          1.16           1.07          1.26           1.13
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions.........................         .02           (.16)         (.65)           .10           .69            .83
                                             -------        -------       -------        -------        ------        -------
Net increase in net asset value from
   operations...........................         .59           1.06           .51           1.17          1.95           1.96
                                             -------        -------       -------        -------        ------        -------

Less: Dividends and Distributions

Dividends from net investment income....        (.96)         (1.05)         (.82)          (.58)         (.05)          (.27)
Distributions from net realized gains...        (.19)          (.14)         (.11)            -0-           -0-            -0-
                                             -------        -------       -------        -------        ------        -------
Total dividends and distributions.......       (1.15)         (1.19)         (.93)          (.58)         (.05)          (.27)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $ 11.86        $ 12.42       $ 12.55        $ 12.97        $12.38        $ 10.48
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based on
   net asset value (c)..................        4.79%          8.90%         4.07%          9.62%        18.70%         22.71%

Ratios/Supplemental Data

Net assets, end of period
   (000's omitted)......................     $30,584        $29,411       $32,059        $30,507       $16,696         $7,278
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................         .95%(d)        .95%          .86%           .95%          .95%           .95%
   Expenses, before waivers and
     reimbursements.....................        1.20%(d)       1.20%         1.17%          1.04%         1.41%          2.57%
   Net investment income (a)............        9.10%(d)       9.91%         9.16%          8.34%        11.04%         12.24%
Portfolio turnover rate.................           0%             6%            8%            20%            4%            35%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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